Consolidated Statement of Stockholders' Deficit - USD ($)	Series B & C Redeemable Preferred Stock [Member] Temporary Equity [Member]	Series E Preferred Stock [Member] Preferred Stock [Member]	Series F Preferred Stock [Member] Preferred Stock [Member]	Series G Preferred Stock [Member] Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Feb. 28, 2023		$ 3,350	$ 101,619		$ 58,489	$ 80,247,252	$ (112,253,711)	$ (31,843,001)
Balance, shares at Feb. 28, 2023		3,350,000	2,533		5,848,741,599
Issuance of shares, net of $701,565 issuance costs					$ 33,834	10,792,061		10,825,895
Issuance of shares, net of issuance costs, shares					3,383,509,359
Stock based compensation						272,599		272,599
Net income							(20,708,716)	(20,708,716)
Relative fair value of Series F warrants issued with debt						1,209,206		1,209,206
Shares issued for services					$ 65	44,395		44,460
Shares issued for services, shares					6,500,000
Balance at Feb. 29, 2024		$ 3,350	$ 101,619		$ 92,388	92,565,513	(132,962,427)	(40,199,557)
Balance, shares at Feb. 29, 2024		3,350,000	2,533		9,238,750,958
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024							(4,175,535)	(4,175,535)
Issuance of shares, net of $701,565 issuance costs					$ 10,802	2,671,791		2,682,593
Issuance of shares, net of issuance costs, shares					1,080,166,425
Issuance of Series B Preferred Shares	$ 360,000					(82,000)		(82,000)
Issuance of Series B Preferred Shares,shares	300
Series B Preferred Shares issued as commitment fee	$ 24,000					(24,000)		(24,000)
Series B Preferred Shares issued as commitment fee, shares	20
Series B Preferred shares issued as dividend	$ 2,568					(2,568)		(2,568)
Series B Preferred shares issued as dividend,shares	2
Redemption of Series B Preferred shares	$ (128,856)					28,856	(28,856)
Redemption of Series B Preferred shares,shares	(107)
Stock based compensation						83,323		83,323
Net income							(4,194,359)	(4,194,359)
Balance at May. 31, 2024	$ 257,712	$ 3,350	$ 101,619		$ 103,190	95,240,915	(141,361,177)	(45,912,103)
Balance, shares at May. 31, 2024	215	3,350,000	2,533		10,318,917,383
Balance at Feb. 29, 2024		$ 3,350	$ 101,619		$ 92,388	92,565,513	(132,962,427)	(40,199,557)
Balance, shares at Feb. 29, 2024		3,350,000	2,533		9,238,750,958
Cumulative Effect Adjustment RFV discount per adoption of ASU 2020-06 at March 1, 2024							(4,175,535)	(4,175,535)
Issuance of shares, net of $701,565 issuance costs					$ 49,796	13,070,883		13,120,679
Issuance of shares, net of issuance costs, shares					4,979,636,877
Issuance of Series B Preferred Shares	$ 360,000					(82,000)		(82,000)
Issuance of Series B Preferred Shares,shares	300
Series B Preferred Shares issued as commitment fee	$ 24,000					(24,000)		(24,000)
Series B Preferred Shares issued as commitment fee, shares	20
Series B Preferred shares issued as dividend	$ 5,188					(5,188)		(5,188)
Series B Preferred shares issued as dividend,shares	4
Redemption of Series B Preferred shares	$ (389,188)					89,189	(89,189)
Redemption of Series B Preferred shares,shares	(324)
Stock based compensation						331,685		331,685
Net income							(18,935,592)	(18,935,592)
Debt exchanged for common stock					$ 1,941	560,059		562,000
Debt exchanged for common stock, shares					194,065,933
Series F Preferred Shares exchanged for debt			$ (20)			(65,793)	(334,187)	(400,000)
Series F Preferred Shares exchanged for debt, shares			(20)
Issuance of Series C Preferred Shares	$ 402,084					(123,504)		(123,504)
Issuance of Series C Preferred Shares,shares	306
Balance at Feb. 28, 2025	$ 402,084	$ 3,350	$ 101,599		$ 144,125	106,316,844	(156,496,930)	(49,931,012)	[1]
Balance, shares at Feb. 28, 2025	306	3,350,000	2,513		14,412,453,768
Issuance of shares, net of $701,565 issuance costs					$ 19,000	2,672,294		$ 2,691,294
Issuance of shares, net of issuance costs, shares					1,900,000,000			2,691,294
Stock based compensation						80,355		$ 80,355
Net income							(4,594,018)	(4,594,018)
Debt exchanged for common stock					$ 6,850	1,243,650		1,250,500
Debt exchanged for common stock, shares					685,000,000
Series C Preferred shares issued as dividend	$ 12,073					(12,073)		(12,073)
Series C Preferred shares issued as dividend,shares	9
Balance at May. 31, 2025	$ 414,157	$ 3,350	$ 101,599		$ 169,975	$ 110,301,070	$ (161,090,948)	$ (50,514,954)
Balance, shares at May. 31, 2025	315	3,350,000	2,513		16,997,453,768

[1]	Derived from audited information